Stock-Based Compensation - Stock Options Outstanding and Exercised Under Stock Incentive Plans (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Options/Shares
Outstanding at Beginning of the Period (in shares)	2,838,285	3,253,090	3,890,131
Exercised (in shares)	(769,636)	(399,329)	(624,729)
Cancelled (in shares)	(20,402)	(15,476)	(12,312)
Outstanding at End of the Period (in shares)	2,048,247	2,838,285	3,253,090
Stock Options/Shares, Exercisable (in shares)	2,048,247	2,838,285	3,253,090
Weighted- Average Exercise Price
Outstanding at Beginning of the Period (in dollars per share)	$ 45.28	$ 44.42	$ 42.58
Exercised (in dollars per share)	42.04	38.15	32.87
Cancelled (in dollars per share)	46.15	47.88	50.97
Outstanding at End of the Period (in dollars per share)	46.49	45.28	44.42
Weighted-Average Exercise Price, Exercisable (in dollars per share)	$ 46.49	$ 45.28	$ 44.42
Weighted-Average Remaining Contractual Term, Outstanding	1 year 4 months 24 days	2 years	2 years 8 months 12 days
Weighted-Average Remaining Contractual Term, Exercisable	1 year 4 months 24 days	2 years	2 years 8 months 12 days
Aggregate Intrinsic Value, Outstanding	$ 3	$ 0	$ 0
Aggregate Intrinsic Value, Exercisable	$ 3	$ 0	$ 0